UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Nisi
Title:     Chief Operating Officer, Partner
Phone:     212-380-5820

Signature, Place, and Date of Signing:

     Rob Nisi     New York, NY     February 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $120,828 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AQUILA INC                     COM              03840P102    25076  5335375 SH       SOLE                  5335375        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102      390     9203 SH       SOLE                     9203        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403      236    10000 SH       SOLE                    10000        0        0
AVIS BUDGET GROUP              CALL             053774905        0  4700000 SH  CALL SOLE                  4700000        0        0
B&H OCEAN CARRIERS LTD         COM              055090104     8748   589108 SH       SOLE                   589108        0        0
BEAZER HOMES USA INC           COM              07556Q105      235     5000 SH       SOLE                     5000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     4471   157000 SH       SOLE                   157000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      230    75000 SH       SOLE                    75000        0        0
CONTINENTAL AIRLS INC          CL B             210795308     3465    84000 SH       SOLE                    84000        0        0
D R HORTON INC                 COM              23331A109      212     8000 SH       SOLE                     8000        0        0
DADE BEHRING HLDGS INC         COM              23342J206    34735   872513 SH       SOLE                   872513        0        0
DPL INC                        COM              233293109     1148    41314 SH       SOLE                    41314        0        0
EARTHLINK INC                  COM              270321102     2130   300000 SH       SOLE                   300000        0        0
GASTAR EXPL LTD                COM              367299104     1064   499818 SH       SOLE                   499818        0        0
HARRAHS ENTMT INC              COM              413619107     8338   100800 SH       SOLE                   100800        0        0
HOME DEPOT INC                 COM              437076102      803    20000 SH       SOLE                    20000        0        0
MSC SOFTWARE CORP              COM              553531104    25355  1664825 SH       SOLE                  1664825        0        0
NEWMONT MINING CORP            COM              651639106      452    10000 SH       SOLE                    10000        0        0
RELIANT ENERGY INC             COM              75952B105      597    42000 SH       SOLE                    42000        0        0
SPRINT NEXTEL CORP             PUT              852061950        0  6000000 SH  PUT  SOLE                  6000000        0        0
TRUMP ENTMT RESORTS INC        COM              89816T103      730    40000 SH       SOLE                    40000        0        0
U S AIRWAYS GROUP INC          COM              90341W108     1379    25600 SH       SOLE                    25600        0        0
UAL CORP                       COM NEW          902549807     1034    23500 SH       SOLE                    23500        0        0